Trade receivable from and payable to related parties	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure of transactions between related parties [line items]
Trade receivable from and payable to related parties

4.     Trade receivable from and payable to related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	707,590	517,555
Other related parties
Sumitomo (b)	35,503	14,966
Climax Molybdenum Marketing Corporation (c)	11,938	7,648
Embedded derivatives
Embedded derivatives (d)	137,070	(37,604)

Total accounts receivable from related parties	892,101	502,565

Classification by measurement
Accounts receivables from related parties (subject to provisional pricing)	574,774	396,931
Accounts receivables from related parties (not subject to provisional pricing)	180,257	143,238
Embedded derivatives (d)	137,070	(37,604)

	892,101	502,565

Accounts payable to related parties
Parent Company
FMC	225	2,617
Other related parties
Freeport-McMoRan Sales Company Inc.	2,479	2,811
Minera Freeport-McMoRan South America Ltda	175	195

Total accounts payable to related parties	2,879	5,623
(a)

Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(b)

The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021, and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(c)

The Company has long-term agreements with Climax through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under incoterm CIF from February 1, 2020, through December 31, 2024, and will continue in force until one of the parties communicates its intentions to terminate with a written notice. During 2025, a contractual amendment was incorporated related to a reciprocal tariff deduction. Under this amendment, for as long as tariffs are imposed on molybdenum imports into the U.S. the Company will absorb 10% of the sales price determined according to the conditions of the contract (see Note 2(k)). The tariffs on imports of molybdenum concentrate into the U.S. were in effect from April 5 to September 8, 2025.

(d)	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.24%, 0.26% and 0.27% of total revenues for the years ended December 31, 2025, 2024 and 2023, respectively. For the years ended December 31, 2025, 2024 and 2023, Freeport granted stock-based compensation to certain key management personnel (see Note 12(d)).

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivable from related parties. As of December 31, 2025, 2024 and 2023, the Company had not recorded any expected credit loss in accounts receivable from related parties.

The following is a summary of the transactions with related entities (not including copper and molybdenum sales described in Note 14) for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Revenues
Supplies	588	360	—
Reimbursement of expenses	98	17	344
	686	377	344

Expenses
Information technology services (a)	59,640	26,548	25,055
Commissions	8,171	9,782	11,347
Management fee (see Note 15)	2,891	3,227	3,098
Stock-based compensation (b)	2,552	2,166	2,776
Supplies	6	67	6

	73,260	41,790	42,282

Others
Information systems	170	1,330	—
Low-value equipment	—	30	—
	170	1,360	—
(a)	For the year ended December 31, 2025, includes a portion of FMC’s expenditures associated with the deployment of a new enterprise resource management system for US$27.4 million (see Note 17).

(b)	As indicated in the table above, for the years ended as of December 31, 2025, 2024 and 2023, the expense for stock-based compensation amounted to US$2.6 million, US$2.2 million and US$2.8 million, respectively. For the years ended as of December 31, 2025 and 2024, the related payments / settlements totaled US$2.2 million and for the year ended as of December 31, 2023 was US$2.1 million. This activity resulted in a net increase of US$0.4 million for the year ended December 31, 2025, and a decrease of US$0.1 million as of December 31, 2024, in “Other equity contributions” in the statement of changes in shareholder’s equity.